UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22792

Blackstone Alternative Alpha Fund II

(Exact name of Registrant as Specified in Charter)

345 Park Avenue, 28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue, 28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: March 31, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investment.

The Schedule of Investment is attached herewith.

Blackstone Alternative Alpha Fund II

Schedule of Investment (Unaudited)

December 31, 2018

	Shares	Cost	Fair Value	Percentage of Total Net Assets
Blackstone Alternative Alpha Master Fund (“Master Fund”)	57,072	$64,471,640	$61,743,998	98.43%
Other assets, less liabilities			987,849	1.57%

Total Net Assets			$62,731,847	100.00%

See accompanying Notes to Schedule of Investment.

1

Blackstone Alternative Alpha Fund II

Notes to Schedule of Investment (Unaudited)

December 31, 2018

1. Organization

Blackstone Alternative Alpha Fund II (the “Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on September 1, 2013. The Fund’s investment objective is to seek to earn long-term risk-adjusted returns. Risk-adjusted returns reflect that the Fund is managed to target, among other things, lower volatility than traditional equity markets and therefore the Fund’s performance is not expected to track traditional equity markets on an absolute basis. There can be no assurance that the Fund will achieve its objective or avoid significant losses. The Fund pursues its objective by investing substantially all of its assets in Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the 1940 Act as a continuously offered, closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund.

The Fund offers three classes of shares of beneficial interest (“Shares”): Advisor Class I Shares, Advisor Class II Shares and Advisor Class III Shares. As of December 31, 2018, Advisor Class II Shares and Advisor Class III Shares were outstanding.

The Master Fund’s Consolidated Schedule of Investments and Notes to Consolidated Schedule of Investments, included elsewhere within this report, are an integral part of the Fund’s Schedule of Investment and should be read in conjunction with this report. As of December 31, 2018, the Fund held an 9.77% ownership interest in the Master Fund.

The investment manager of the Fund and the Master Fund is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Fund and the Master Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, which serves as the commodity pool operator of the Fund and the Master Fund, is registered as such with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Fund and the Master Fund supervises the conduct of the Fund’s and the Master Fund’s affairs and, pursuant to their respective investment management agreements, has engaged BAAM to manage the Fund’s and the Master Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Schedule of Investment is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies. The Fund follows the accounting and reporting guidance in Topic 946, as described in FASB Accounting Standards Update No. 2013-08.

Blackstone Alternative Alpha Fund II

Notes to Schedule of Investment (Unaudited), (Continued)

December 31, 2018

The preparation of the Schedule of Investment in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities in the Schedule of Investment. Actual results could differ from these estimates and these differences could be material.

Item 2. Controls and Procedures.

(a)

The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. Registrant:

Blackstone Alternative Alpha Fund II

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date: February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date: February 26, 2019

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date: February 26, 2019